Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Federal Home Loan Bank advances	$ 603,000	$ 375,000
Securities sold under agreements to repurchase	242,742	305,344
Total short-term borrowings	$ 845,742	$ 680,344	$ 303,045